Consolidated Income Statements - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenues	$ 16,132	$ 16,063	$ 16,404
Cost of sales	(10,821)	(10,655)	(10,868)
Gross profit	5,311	5,408	5,536
Operating expenses	(3,522)	(3,585)	(3,590)
Operating earnings before other expenses, net	1,789	1,823	1,946
Other expenses, net	(784)	(1)	(205)
Operating earnings	1,005	1,822	1,741
Financial expense	(454)	(545)	(529)
Financial income and other items, net	148	(379)	16
Share of profit of equity accounted investments	90	93	98
Earnings before income tax	789	991	1,326
Income tax	(385)	(67)	(1,205)
Net income from continuing operations	404	924	121
Discontinued operations	566	36	78
CONSOLIDATED NET INCOME	970	960	199
Non-controlling interest net income	10	21	17
CONTROLLING INTEREST NET INCOME	$ 960	$ 939	$ 182
Basic earnings per share	$ 0.0221	$ 0.0217	$ 0.0042
Basic earnings per share from continuing operations	0.0091	0.0209	0.0024
Diluted earnings per share	0.0218	0.0213	0.0041
Diluted earnings per share from continuing operations	$ 0.009	$ 0.0205	$ 0.0023